Annual Total Returns- DWS Tax-Exempt Portfolio (Tax Free Investment Class) [BarChart] - Tax Free Investment Class - DWS Tax-Exempt Portfolio - Tax-Free Investment Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.02%	0.04%	0.03%	0.02%	0.11%	0.22%	0.84%	0.94%	0.32%